BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net of discounts	$ 0	$ 7,195
Cost of goods sold	0	7,313
Gross profit (loss)	0	(118)
Selling, general and administrative	485,738	4,116,657
Write-off of notes receivable and investments	0	21,500
Operating loss	(485,738)	(4,138,275)
Interest expense	(953,742)	(491,385)
Gain on debt extinguishment, net	55,269	37,461
Initial derivative expense	(142,726)	0
Change in fair value of derivative liabilities	231,896	77,228
Segment net loss	$ (1,295,041)	$ (4,514,971)